SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended			12 Months Ended
	Feb. 03, 2021	Mar. 17, 2021	Feb. 22, 2021	Feb. 16, 2021	Dec. 31, 2020	Mar. 09, 2021	Feb. 19, 2021	Feb. 18, 2021	Feb. 17, 2021	Feb. 12, 2021	Feb. 09, 2021	Feb. 06, 2021	Feb. 05, 2021	Jan. 15, 2021
Subsequent Event (Textual)
Maturity date					Feb. 16, 2022
Aggregate principal amount					$ 2,044,000
Related party transaction, description					Pursuant to an engagement letter (the “Engagement Letter”), dated as of March 6, 2021, by and between the Company and H.C. Wainwright & Co., LLC (“Wainwright”), the Company engaged Wainwright to act as the Company’s exclusive placement agent in connection with the private placement. Pursuant to the engagement agreement, the Company agreed to pay Wainwright a cash fee of 8.0% of the gross proceeds raised by the Company in the private placement. The Company also agreed to pay Wainwright (i) a management fee equal to 1.0% of the gross proceeds raised in the private placement; (ii) $35,000 for non-accountable expenses and (iii) up to $50,000 for fees and expenses of legal counsel and other out-of-pocket expenses. In addition, the Company agreed to issue to Wainwright (or its designees) placement agent warrants (the “Placement Agent Warrants”) to purchase a number of shares equal to 8.0% of the aggregate number of Shares sold under the Purchase Agreement or warrants to purchase an aggregate of up to 2,426,667 shares of the Company’s common stock. The Placement Agent Warrants generally will have the same terms as the Warrants, except they will have an exercise price of $0.1875.
Subsequent Event [Member]
Subsequent Event (Textual)
Warrants exercisable						44,074,285
Warrants exercisable per share						$ 0.05
Gross proceeds						$ 2,203,714
Related party transaction, description			The Board of Directors of the Company appointed William Corbett, its Chief Executive Officer and Interim Chief Financial Officer, as its Chairman of the Board and issued him a five-year warrant to purchase 20,000,000 shares of the Company’s common stock at an exercise price of $0.24. The Board also agreed to increase Mr. Corbett’s monthly base salary to $30,000 and to pay the independent directors of the Company an annual director’s fee of $12,000.
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Event (Textual)
Agreement, description		The Company, entered into Securities Purchase Agreements (the “SPAs”) with several institutional investors, pursuant to which the Company agreed to sell to the Investors in a private placement (i) 30,333,334 shares of its common stock (the “Shares”) and (ii) warrants (the “Warrants”) to purchase up to an aggregate of 15,166,667 shares of its common stock for gross proceeds of approximately $4,550,000. The combined purchase price for one share of common stock and associated Warrant is $0.15.
Warrants, description		The Warrants are exercisable for a period of five years from the date of issuance and have an exercise price of $0.15 per share, subject to adjustment as set forth in the Warrants for stock splits, stock dividends, recapitalizations and similar events. The Investors may exercise the Warrants on a cashless basis if after the six month anniversary of date of issuance the shares of common stock underlying the Warrants (the "Warrant Shares") are not then registered pursuant to an effective registration statement. Each Investor has contractually agreed to restrict its ability to exercise the Warrants such that the number of shares of the Company's common stock held by the Investor and its affiliates after such exercise does not exceed the beneficial ownership limitation set forth in the Warrants which may not exceed initially 4.99% or 9.99% of the Company's then issued and outstanding shares of common stock.
Subsequent Event [Member] | 2018 Stock Incentive Plan [Member]
Subsequent Event (Textual)
Warrants exercisable			208,333
Warrants exercisable per share			$ 0.24
Subsequent Event [Member] | Warrant [Member]
Subsequent Event (Textual)
Warrants exercisable						44,074,285
Warrants exercisable per share						$ 0.05
Gross proceeds						$ 2,203,714
Subsequent Event [Member] | Convertible note funding [Member] | Iroquois Master Fund Ltd., [Member]
Subsequent Event (Textual)
Net proceeds	$ 199,500
Original issue discount	28,500
Senior secured convertible note	$ 228,000
Bearing interest	10.00%
Maturity date	Feb. 03, 2022
Conversion price	$ 0.045
Warrant exercisable	5,066,667
Exercise price per share	$ 0.05
Subsequent Event [Member] | Convertible note funding [Member] | Mercer [Member]
Subsequent Event (Textual)
Net proceeds	$ 250,250			$ 500,500
Original issue discount	35,750			71,500
Senior secured convertible note	$ 286,000			$ 572,000
Bearing interest	10.00%			10.00%
Maturity date	Feb. 03, 2022			Feb. 16, 2022
Conversion price	$ 0.045			$ 0.23
Warrant exercisable	6,355,556			2,486,957
Exercise price per share	$ 0.05			$ 0.24
Subsequent Event [Member] | Convertible note funding [Member] | Cavalry [Member]
Subsequent Event (Textual)
Net proceeds	$ 150,500			$ 500,500
Original issue discount	21,500			71,500
Senior secured convertible note	$ 172,000			$ 572,000
Bearing interest	10.00%			10.00%
Maturity date	Feb. 03, 2022			Feb. 16, 2022
Conversion price	$ 0.045			$ 0.23
Warrant exercisable	3,822,223			2,486,957
Exercise price per share	$ 0.05			$ 0.24
Subsequent Event [Member] | Convertible note funding [Member] | Bellridge Capital LP., [Member]
Subsequent Event (Textual)
Net proceeds				$ 180,250
Original issue discount				25,750
Senior secured convertible note				$ 206,000
Bearing interest				10.00%
Maturity date				Feb. 16, 2022
Conversion price				$ 0.045
Warrant exercisable				4,577,778
Exercise price per share				$ 0.05
Subsequent Event [Member] | Convertible note funding [Member] | Bellridge Capital LP., [Member]
Subsequent Event (Textual)
Net proceeds				$ 787,500
Original issue discount				112,500
Senior secured convertible note				$ 900,000
Bearing interest				10.00%
Maturity date				Feb. 16, 2022
Conversion price				$ 0.23
Warrant exercisable				3,913,044
Exercise price per share				$ 0.24
Subsequent Event [Member] | Debt Conversions [Member] | Iroquois Master Fund Ltd., [Member]
Subsequent Event (Textual)
Aggregate principal amount							$ 228,000
Common stock							5,066,667
Issuance of common stock per share							$ 0.045
Subsequent Event [Member] | Debt Conversions [Member] | Mercer [Member]
Subsequent Event (Textual)
Aggregate principal amount											$ 400,000
Accrued interest											$ 19,411
Common stock											11,983,170
Issuance of common stock per share											$ 0.035
Subsequent Event [Member] | Debt Conversions [Member] | Cavalry [Member]
Subsequent Event (Textual)
Aggregate principal amount	$ 300,000		$ 100,000					$ 114,000		$ 300,000
Accrued interest	$ 16,639		$ 5,583					$ 4,623		$ 16,083
Common stock	9,046,826		3,016,667					3,389,238		9,030,953
Issuance of common stock per share	$ 0.035		$ 0.035					$ 0.035		$ 0.035
Subsequent Event [Member] | Debt Conversions [Member] | Bellridge Capital LP., [Member]
Subsequent Event (Textual)
Aggregate principal amount				$ 206,000								$ 286,000	$ 228,000
Accrued interest												$ 5,720
Common stock				4,577,778								8,334,857	6,514,288
Issuance of common stock per share				$ 0.045								$ 0.035	$ 0.035
Subsequent Event [Member] | Debt Conversions [Member] | Mark Geist [Member]
Subsequent Event (Textual)
Aggregate principal amount														$ 28,600
Accrued interest														$ 561
Common stock														833,172
Issuance of common stock per share														$ 0.035
Subsequent Event [Member] | Debt Repayments [Member]
Subsequent Event (Textual)
Aggregate principal amount			$ 286,000	$ 286,000					$ 172,000
Accrued interest			$ 1,033	$ 1,033					$ 669